Financial Risk Management - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2020 CNY (¥)
Financial Risk Management [Line Items]
Borrowings	¥ 5,062	¥ 5,175
Number of customers accounted for gross accounts receivable | Customer	5
Gross accounts receivable comprise of top customers	11.00%
Customers represented percentage of revenue	10.00%
Number of customers accounted for revenue | Customer	0
Bottom of range [member]
Financial Risk Management [Line Items]
Significant unobservable inputs of expected rate of return	1.65%
Top of range [member]
Financial Risk Management [Line Items]
Significant unobservable inputs of expected rate of return	5.59%
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	0
Transfer between Level 2 and 1, assets	¥ 0	0
Foreign Exchange Risk
Financial Risk Management [Line Items]
Effect Of Changes In Currency Rate	5.00%
Foreign Exchange Risk | USD
Financial Risk Management [Line Items]
Financial assets	¥ 54	2
Financial liabilities	27	6
Foreign Exchange Risk | RMB
Financial Risk Management [Line Items]
Financial assets	1	1
Financial liabilities	33	22
Equity Price Risk
Financial Risk Management [Line Items]
Post-tax profit	12	19
Impact in other comprehensive income	¥ 365	489
Customer One
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	3.00%
Customer Two
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	3.00%
Customer Three
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Four
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Five
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	1.00%
Lease Liabilities Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	¥ 108	116
Lease Liabilities Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	209	248
Lease Liabilities Payable | Liquidity Risk | Over 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	17	0
Accounts Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	4,331	3,567
Accounts Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	100	150
Senior Unsecured Notes | Less than 1 year
Financial Risk Management [Line Items]
Borrowings	90	92
Senior Unsecured Notes | Between 2 and 5 years
Financial Risk Management [Line Items]
Borrowings	2,247	2,326
Senior Unsecured Notes | Over 5 years
Financial Risk Management [Line Items]
Borrowings	¥ 3,443	¥ 3,589